Series A Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2011
Series A Convertible Redeemable Preferred Shares [Abstract]
Series A Convertible Redeemable Preferred Shares

6. Series A convertible redeemable preferred shares

On May 6, 2009, the Group issued 125,000,000 shares of Series A convertible redeemable preferred shares, par value $0.00002, at $0.04 per share ("Preferred Shares") for aggregate cash proceeds of $4,948,718, net of direct and incremental equity issuance costs of $51,282 to new investors (the "Investors"). As the Preferred Shares were negotiated with independent third party investors, the cash proceeds received represented the fair value of the issued Preferred Shares. The accretion to the redemption value was calculated over the period from the issuance date to the earliest redemption date using the effective interest method and reflected as a reduction to net income to arrive at net income attributable to the ordinary shareholders in the accompanying consolidated combined statements of operations and amounted to $210,092, $468,580 and $200,601, respectively for the years ended December 31, 2009, 2010 and 2011. The Group accreted a deemed dividend for the Preferred Shares because it was probable that the Preferred Shares would become redeemable.

Given the nature of certain key terms of the Preferred Shares as listed below, the Company has classified the Preferred Shares as mezzanine equity:

Conversion

Each holder of Preferred Shares will have the right, at its sole discretion, to convert all or any portion of its Preferred Shares into ordinary shares at any time. The initial conversion price will be the purchase price of $0.0400 per share, resulting in an initial conversion ratio of 1-for-1.

The Preferred Shares will be automatically converted into ordinary shares at the applicable conversion price upon the closing of a registered public offering of the Company's ordinary shares with gross proceeds to the Company of at least $50,000,000 at a pre-offering Company valuation of at least $200,000,000 or more (a "Qualified Public Offering").

The conversion price and ratio will be subject to adjustment for share splits, share dividends, recapitalizations and similar transactions. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance. No adjustments to the conversion prices had occurred.

As the automatic conversion was contingent upon the Qualified Public Offering, the conversion feature that is exercisable upon a contingent event occurring that is not within the control of the holder is a contingent Beneficial Conversation Feature ("BCF"), which is not required to be recognized at inception. All the Preferred Shares were converted into 125,000,000 ordinary shares upon the consummation of the Group's initial public offering ("IPO") in June 2011. There was no contingent BCF recognized upon conversion.

Redemption

At any time on or after the fifth anniversary of the Preferred Shares issue date (the "Redemption Date"), at the option of the holders of a majority of the outstanding Preferred Shares, the Company shall redeem up to all the outstanding Preferred Shares held by such holder at a redemption price per Preferred Share equal to 150% of the original issue price, plus all declared but unpaid dividends up to the date of redemption, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations, or mergers.

After the Company receives the redemption notice, the ordinary shareholders may offer to purchase the Preferred Shares at the same price and terms to those of the redemption by the Company. If the Company fails to redeem the Preferred Shares in whole or in part on the Redemption Date, the ordinary shareholders shall pledge to the holders of the Preferred Shares requesting redemption that number of ordinary shares equal to the remaining shares of the unredeemed Preferred Shares at the then-effective conversion rate (the "Pledged Shares"). If within 12 months of the Redemption Date, neither the Company or the ordinary shareholders has paid to the holders of the Preferred Shares the redemption price, the Pledged Shares shall transfer to the holders of the Preferred Shares requesting redemption on a pro rata basis based on the number of unredeemed Preferred Shares.

Dividends

No dividend, whether in cash, in property or in shares of the Company, shall be paid on any other classes of shares of the Company, unless and until a dividend in like amount is paid in full on each Preferred Share. If dividends are to be paid on ordinary shares, the matching dividends to be paid to the holders of the Preferred Shares shall be calculated on an as-converted basis.

Liquidation preference

In the event of voluntary or involuntary liquidation, the holders of the Preferred Shares shall be entitled to receive in preference to the holders of the ordinary shares a per share amount equal to the Total Investment Amount (the total amount that the Investors have invested or will invest) and any declared but unpaid dividends. After such payment has been paid to holders of the Preferred Shares, any remaining assets or proceeds of the Company shall be distributed to the holders of ordinary shares and the Preferred Shares pro rata on an as-converted basis.

If the aggregate assets and funds are below the Threshold Amount (determined by dividing the three times of the Total Investment Amount by the then shareholding percentage of the Investors), the above liquidation preference shall apply, provided that, if the total amount of the liquidation preference of the Preferred Shares plus the amount obtained by the Investors through pro rata distribution shall be capped at 300% of the Total Investment Amount.

If the aggregate assets and funds exceed the Threshold Amount, the aggregate assets and funds shall be distributed ratably among the ordinary shareholders and the holders of the Preferred Shares on an as-converted basis.

The following events shall be treated as a liquidation unless waived in writing by the holders of Preferred Shares: (i) the acquisition of the Company or its affiliate by another entity by means of any transaction or series of related transactions (including reorganization, consolidation or merger) that results in the transfer of more than 50% of the outstanding voting power of the Company or its affiliate such that the shareholders of the Company or its affiliate do not retain a majority of the voting power in the surviving entity; (ii) a sale of all or substantial parts of the assets of the Company or its affiliate, excluding any reorganization for tax purposes or for purposes of reincorporating in a different jurisdiction.

Voting rights

All common shares have one vote each. Each Preferred Share shall carry a number of votes equal to the number of ordinary shares then issuable upon its conversion into ordinary shares at the record date for determination of the shareholders entitled to vote on such manners.

The reconciliation of the Series A Convertible Redeemable Preferred Shares is as follows:

	Years ended December 31,
	2009	2010	2011
Balance at January 1	$—	$5,158,810	$5,627,390
Issuance of Series A convertible redeemable preferred shares	4,948,718	—	—
Deemed dividend on Series A convertible redeemable preferred shares	210,092	468,580	200,601

Conversion to ordinary shares	—	—	(5,827,991)
Balance at December 31	$5,158,810	$5,627,390	$—

Upon the completion of the Group's IPO on June 9, 2011, all preferred shares were converted into ordinary shares on a one-to-one basis. As of December 2011, there were no preferred shares issued and outstanding.